Interest in joint venture - Schedule of movement in interest in joint venture (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of joint ventures [line items]
Beginning balance	$ 31,152
Ending balance	28,322
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	31,152	$ 41,236
Share of comprehensive loss in joint venture	(2,830)	(4,419)
Ending balance	$ 28,322	$ 36,817